Quarterly Operating Results	12 Months Ended
Dec. 31, 2016
Quarterly Operating Results [Abstract]
Quarterly Operating Results

NOTE 16. QUARTERLY OPERATING RESULTS (UNAUDITED)

	Quarters ended (unaudited)
	March 31,	June 30,	September 30,	December 31,	Total
	2016	2016	2016	2016	2016

Revenue	$12,503	$14,155	$13,519	$10,470	$50,647
Operating expenses	12,662	12,508	12,445	11,009	48,624
Operating income (loss)	(159)	1,647	1,074	(539)	2,023

Net gain on dispositions of assets	3,367	8,856	3,591	7,318	23,132
Equity in loss of joint venture	-	-	(54)	(190)	(244)
Net gain on derivatives and convertible debt	6,117	162	26	72	6,377
Other income (expense)	(21)	23	85	(32)	55
Interest expense	(1,329)	(1,248)	(1,127)	(1,006)	(4,710)
Loss on debt extinguishment	(173)	(976)	(399)	(639)	(2,187)
Impairment loss	(793)	(121)	(343)	(220)	(1,477)
Earnings from continuing operations before income tax expense	7,009	8,343	2,853	4,764	22,969
Income tax expense	-	-	-	(125)	(125)
Earnings (loss) from continuing operations	7,009	8,343	2,853	4,639	22,844
Gain from discontinued operations, net of tax	678	-	-	-	678

Net earnings	7,687	8,343	2,853	4,639	23,522
Earnings attributable to noncontrolling interest	(389)	(178)	(61)	(99)	(727)
Earnings attributable to controlling interests	7,298	8,165	2,792	4,540	22,795
Dividends declared and undeclared and in kind dividends deemed on preferred stock	(17,740)	(1,057)	(976)	(975)	(20,748)
Net earnings (loss) attributable to common shareholders	$(10,442)	$7,108	$1,816	$3,565	$2,047

Basic Earnings Per Share (1)
Basic EPS from continuing operations	$(14.63)	$9.36	$2.41	$4.68	$1.82
Basic EPS from discontinued operations	0.91	-	-	-	0.85
Total EPS Basic	$(13.72)	$9.36	$2.41	$4.68	$2.67

Diluted Earnings Per Share (1)
Diluted EPS from continuing operations	$(14.63)	$1.17	$0.39	$0.65	$0.78
Diluted EPS from discontinued operations	0.91	-	-	-	0.13
Total EPS Diluted	$(13.72)	$1.17	$0.39	$0.65	$0.91

(1) Quarterly and total annual EPS are based on the weighted average number of shares outstanding during each quarter and the annual period. Due to rounding and differences in earnings and losses between the quarterly and annual periods, the sum of the quarterly EPS amounts may not equal the reported amounts for the year.

	Quarters ended (unaudited)
	March 31,	June 30,	September 30,	December 31,	Total
	2015	2015	2015	2015	2015

Revenue	$12,692	$16,733	$15,895	$13,394	$58,714
Operating expenses	13,134	14,247	13,983	13,826	55,190
Operating income (loss)	(442)	2,486	1,912	(432)	3,524

Net gain (loss) on dispositions of assets	11	(137)	2,927	1,997	4,798
Net gain (loss) on derivatives and convertible debt	4,823	(4,710)	7,895	3,570	11,578
Other income (expense)	95	31	(4)	(8)	114
Interest expense	(1,547)	(1,510)	(1,137)	(1,328)	(5,522)
Loss on debt extinguishment	(7)	-	(104)	(102)	(213)
Impairment recovery (loss)	(777)	(3,053)	313	(312)	(3,829)
Earnings (loss) from continuing operations before income tax expense	2,156	(6,893)	11,802	3,385	10,450
Income tax expense	-	-	-	-	-
Earnings (loss) from continuing operations	2,156	(6,893)	11,802	3385	10,450
Gain from discontinued operations, net of tax	1,294	994	152	1,432	3,872

Net earnings (loss)	3,450	(5,899)	11,954	4,817	14,322
(Earnings) loss attributable to noncontrolling interest	(281)	284	(724)	(476)	(1,197)
Earnings (loss) attributable to controlling interests	3,169	(5,615)	11,230	4,341	13,125
Dividends declared and undeclared and in kind dividends deemed on preferred stock	(891)	(902)	(914)	(925)	(3,632)
Net earnings (loss) attributable to common shareholders	$2,278	$(6,517)	$10,316	$3,416	$9,493

Basic Earnings Per Share (1)
Basic EPS from continuing operations	$1.56	$(9.88)	$13.39	$2.85	$8.06
Basic EPS from discontinued operations	1.56	1.30	0.20	1.63	4.55
Total EPS Basic	$3.12	$(8.58)	$13.59	$4.48	$12.61

Diluted Earnings Per Share (1)
Diluted EPS from continuing operations	$(0.91)	$(9.88)	$0.78	$(0.26)	$(0.98)
Diluted EPS from discontinued operations	0.33	1.30	0.07	0.33	0.98
Total EPS Diluted	$(0.58)	$(8.58)	$0.85	$0.07	$-

(1)  Quarterly and total annual EPS are based on the weighted average number of shares outstanding during each quarter and the annual period. Due to rounding and differences in earnings and losses between the quarterly and annual periods, the sum of the quarterly EPS amounts may not equal the reported amounts for the year.